Description of the business and summary of significant accounting policies - Foreign currency exchange differences and liabilities and provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / $ Q / $	Dec. 31, 2019 $ / $ ₡ / $	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 MXN ($) $ / $	Dec. 31, 2018 $ / $ Q / $	Dec. 31, 2018 $ / $ ₡ / $	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 $ / $ Q / $	Dec. 31, 2017 $ / $ ₡ / $	Dec. 31, 2017 MXN ($) $ / $	Apr. 27, 2020 $ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $
Description of the business and summary of significant accounting policies
Average exchange rate for year	7.7066	590.9574	19.2618		7.5337	580.8534		7.3509	572.2000
Exchange rate as of end of the year	18.8452	18.8452	18.8452	18.8452	19.6829	19.6829	19.6829	19.7354	19.7354	19.7354	24.6230	7.6988	573.4400	18.8452	7.7440	609.6100	7.3448	572.5600
Exchange differences on translation of foreign operations			$ 427,000	$ 8,045			$ 22,156			$ (7,178)